Stock Based Compensation Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Stock Based Compensation Plans
Number of share-based compensation plans	3
Stock Based Compensation Plans
Compensation cost	$ 264,462		$ 185,598
Total income tax benefit	101,818	0	71,455
Options
Stock Based Compensation Plans
Contractual term	9 years 6 months 23 days
Weighted-average assumptions used to determine fair value of options granted
Risk-free interest rate (as a percent)	0.60%		0.50%
Expected stock price volatility (as a percent)	21.98%		66.32%
Expected dividend rate (as a percent)	4.66%		3.00%
Expected life	5 years		2 months 1 day
Options Outstanding and Exercisable
Granted (in shares)	197,500
Outstanding, end of period (in shares)	197,500
Fully Vested and expected to vest (in shares)	197,500
Average Exercise Price
Granted (in dollars per share)	$ 10.300
Outstanding, end of period (in dollars per share)	$ 10.300
Weighted Remaining Contractual Term
Outstanding, beginning of period	9 years 6 months 23 days
Granted	9 years 6 months 23 days
Outstanding, end of period	9 years 6 months 23 days
Aggregate Intrinsic Value
Granted	69,125
Outstanding, end of period	69,125
Fully Vested and expected to vest	152,346
Information related to the stock option plan
Intrinsic value of options exercised			163,977
Cash received from option exercises			34,835
Shares received from option exercises			12,396
Tax benefit realized from option exercises			25,644
Weighted average fair value of options granted (in dollars per share)	$ 0.989		$ 1.057
2012 Equity Incentive Plan | Options
Stock Based Compensation Plans
Compensation cost	17,179
Number of shares of common stock authorized	216,750
Vesting period	5 years
Contractual term	10 years
Number of shares available for future grants	19,250
Weighted Remaining Contractual Term
Outstanding, beginning of period	10 years
Outstanding, end of period	10 years
Information related to the stock option plan
Total unrecognized compensation cost	178,050
Weighted-average period over which cost is expected to be recognized	4 years 7 months 6 days
2000 Stock Option Plan | Options
Stock Based Compensation Plans
Compensation cost			$ 13,102
Number of shares of common stock authorized	342,205
2000 Stock Option Plan | Options | Minimum
Stock Based Compensation Plans
Vesting period	1 year
2000 Stock Option Plan | Options | Maximum
Stock Based Compensation Plans
Vesting period	5 years